UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2003

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 18, 2003

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$572,019

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      445 10166.00 SH       SOLE                 10166.00
AFLAC INC COM                  com              001055102      238  7748.00 SH       SOLE                  7748.00
AMERICAN INTL GROUP INC COM    com              026874107    26133 473604.36SH       SOLE                473604.36
APOLLO GROUP INC CL A          com              037604105    29422 476082.00SH       SOLE                476082.00
AUTOMATIC DATA PROCESSING INC  com              053015103    25606 756243.07SH       SOLE                756243.07
BELLSOUTH CORP                 com              079860102      209  7836.00 SH       SOLE                  7836.00
BERKSHIRE HATHAWAY CL B        com              846702074      287   118.00 SH       SOLE                   118.00
BIOMET INC COM                 com              090613100    18096 630746.00SH       SOLE                630746.00
BP AMOCO PLC ADR               com              055622104      325  7727.00 SH       SOLE                  7727.00
C H ROBINSON WORLDWIDE INC COM com              12541W100     9326 263139.00SH       SOLE                263139.00
CARDINAL HEALTH INC COM        com              14149Y108    19976 310665.37SH       SOLE                310665.37
CHOICEPOINT INC COM            com              170388102    16447 476455.02SH       SOLE                476455.02
CINTAS CORP COM                com              172908105    22392 632009.00SH       SOLE                632009.00
CITIGROUP INC COM              com              172967101    19096 446161.36SH       SOLE                446161.36
COCA-COLA CO                   com              191216100      304  6559.38 SH       SOLE                  6559.38
CONCORD EFS INC COM            com              206197105    10562 717504.00SH       SOLE                717504.00
COX COMMUNICATIONS INC NEW CL  com              224044107    17028 533804.00SH       SOLE                533804.00
EMERSON ELEC                   com              291011104      450  8800.00 SH       SOLE                  8800.00
EXPEDITORS INTL WASH INC COM   com              302130109     9804 284512.00SH       SOLE                284512.00
EXXON MOBIL CORP               com              30231g102     1031 28712.00 SH       SOLE                 28712.00
FIRST DATA CORP                com              319963104      340  8200.00 SH       SOLE                  8200.00
FISERV INC COM                 com              337738108    26768 750650.00SH       SOLE                750650.00
GENERAL ELEC CO COM            com              369604103    19456 678382.51SH       SOLE                678382.51
HARLEY DAVIDSON INC COM        com              412822108    17067 428162.79SH       SOLE                428162.79
HOP-ON.COM INC.                com              439338104        0 12638.00 SH       SOLE                 12638.00
ILLINOIS TOOL WORKS INC COM    com              452308109    19112 290237.00SH       SOLE                290237.00
INTEL CORP                     com              458140100      256 12285.92 SH       SOLE                 12285.92
JOHNSON & JOHNSON COM          com              478160104    18404 355985.26SH       SOLE                355985.26
KOHLS CORP                     com              500255104    10481 203991.00SH       SOLE                203991.00
MARSHALL & ILSLEY              com              571834100      556 18172.00 SH       SOLE                 18172.00
MCLEODUSA INC CL A NEW         com              582266102       29 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266995        7 335203.00SH       SOLE                335203.00
MEDTRONIC INC COM              com              585055106    41895 873366.13SH       SOLE                873366.13
MERCK & CO                     com              589331107     1478 24404.01 SH       SOLE                 24404.01
MICROSOFT CORP COM             com              594918104    18084 705312.25SH       SOLE                705312.25
NORTHERN TR CORP COM           com              665859104    20866 501579.00SH       SOLE                501579.00
OMNICOM GROUP COM              com              681919106    15126 210961.35SH       SOLE                210961.35
PATTERSON DENTAL CO COM        com              703412106    19803 436189.00SH       SOLE                436189.00
PAYCHEX INC COM                com              704326107    25690 874103.00SH       SOLE                874103.00
PEPSICO INC                    com              713448108      301  6763.76 SH       SOLE                  6763.76
PFIZER INC COM                 com              717081103    40918 1198175.52SH      SOLE               1198175.52
SARA LEE CORP                  com              803111103      293 15600.00 SH       SOLE                 15600.00
SBC COMMUNICATIONS             com              78387g103      286 11188.00 SH       SOLE                 11188.00
SERVICEMASTER CO               com              81760n109      203 19000.00 SH       SOLE                 19000.00
SYSCO CORP COM                 com              871829107    28891 961743.00SH       SOLE                961743.00
WALGREEN CO COM                com              931422109    18251 606336.45SH       SOLE                606336.45
WYETH COM                      com              983024100      282  6200.00 SH       SOLE                  6200.00